Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of inventory
Raw materials and work in process	$ 123	$ 135	$ 125
Finished goods	276	259	250
Total inventories	$ 399	$ 394	$ 375